SUBSEQUENT EVENTS - Agreement to Acquire Schoeller Allibert (Details) € in Millions, $ in Millions	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $		$ 3,265		$ 1,551
Schoeller Allibert | 8% Senior Secured Notes due in 2021
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			€ 210
Borrowings, interest rate		8.00%	8.00%
Forecast | Major business combination | Schoeller Allibert
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	€ 205
Equity interests of acquirer	€ 50